Consolidated Statements of Cash Flows (USD $)	12 Months Ended
Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Consolidated net loss	$ (889,071)
Adjustments to reconcile consolidated net loss to cash flows used in operating activities:
Stock compensation expense	86,494
Stock issued in exchange for license option	297,000
Changes in assets and liabilities, net of effects of acquisition:
Decrease in other current assets	3,593
Increase in accounts payable and accrued expenses	408,310
Increase in interest payable	7,097
Net cash used in operating activities	(86,577)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in connection with acquisition	10,386
Net cash provided by investing activities	10,386
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock, net	9,824,682
Net cash provided by financing activities	9,824,682
NET INCREASE IN CASH AND CASH EQUIVALENTS	9,748,491
Cash and cash equivalents at beginning of year	0
CASH AND CASH EQUIVALENTS AT END OF YEAR	9,748,491
NON-CASH TRANSACTIONS
Conversion of notes payable to preferred stock	55,271
Accrued financing costs	$ 61,138